Schedule of Investments (unaudited)	iShares® International Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.5%
AGL Energy Ltd.	207,530	$1,418,663
ALS Ltd.	97,094	664,497
Aristocrat Leisure Ltd.	39,198	963,490
ASX Ltd.	24,366	870,537
Aurizon Holdings Ltd.	1,547,190	3,369,955
Australia & New Zealand Banking Group Ltd.	70,964	1,119,030
BHP Group Ltd.	303,669	8,596,101
BlueScope Steel Ltd.	148,599	1,781,324
Brambles Ltd.	236,137	1,970,741
Commonwealth Bank of Australia	36,135	2,222,875
CSL Ltd.	7,825	1,156,473
Fortescue Metals Group Ltd.	268,866	3,824,838
JB Hi-Fi Ltd.	112,446	3,232,253
Lottery Corp. Ltd. (The)	570,950	1,648,086
Macquarie Group Ltd.	33,222	3,414,886
Metcash Ltd.	802,353	1,878,977
Mineral Resources Ltd.	27,085	998,278
New Hope Corp. Ltd.	528,285	1,944,136
Orora Ltd.	627,670	983,639
Pro Medicus Ltd.	15,770	751,171
Rio Tinto Ltd.	73,210	5,468,646
Sims Ltd.	165,811	1,321,742
Sonic Healthcare Ltd.	4,438	81,265
South32 Ltd.	1,618,441	3,462,463
Stockland	807,985	1,823,574
Telix Pharmaceuticals Ltd.(a)	65,588	370,032
Telstra Corp. Ltd.	728,622	1,766,819
Wesfarmers Ltd.	50,987	1,640,446
Whitehaven Coal Ltd.	868,807	4,092,329
Woodside Energy Group Ltd.	5,372	117,001
Woolworths Group Ltd.	105,356	2,358,370
Yancoal Australia Ltd., NVS	511,059	1,569,324
		66,881,961
Austria — 0.8%
ANDRITZ AG	25,948	1,194,363
BAWAG Group AG(b)	15,601	694,875
OMV AG	58,319	2,557,767
Verbund AG	4,438	385,603
Wienerberger AG	107,567	2,606,020
		7,438,628
Belgium — 0.5%
Ageas SA/NV	72,640	2,790,308
D’ieteren Group	7,103	1,055,085
KBC Group NV	12,952	712,812
Solvay SA	2,098	221,791
		4,779,996
Canada — 6.2%
Bank of Montreal	61,365	4,637,057
BCE Inc.	15,807	586,800
Brookfield Asset Management Ltd.	22,731	651,565
Canadian National Railway Co.	3,173	335,730
Canadian Natural Resources Ltd.	50,392	3,199,942
CGI Inc.(a)	37,769	3,646,305
Constellation Software Inc./Canada	1,857	3,722,717
Dollarama Inc.	13,412	915,894
Fairfax Financial Holdings Ltd.	875	728,160
Loblaw Companies Ltd.	67,726	5,539,198
Magna International Inc.	14,269	685,694
Manulife Financial Corp.	119,408	2,078,608
National Bank of Canada	1,732	107,686
Security	Shares	Value

Canada (continued)
Nutrien Ltd.	56,844	$3,052,995
Royal Bank of Canada	102,805	8,211,056
Sun Life Financial Inc.	4,705	214,901
Suncor Energy Inc.	55,927	1,811,200
Teck Resources Ltd., Class B	63,048	2,227,764
Thomson Reuters Corp.	53,714	6,434,060
Toronto-Dominion Bank (The)	117,785	6,579,143
		55,366,475
Denmark — 3.8%
AP Moller - Maersk A/S, Class B, NVS	411	684,821
Carlsberg A/S, Class B	23,197	2,764,459
Coloplast A/S, Class B	6,898	719,353
Genmab A/S(a)	1,785	504,589
ISS A/S	147,136	2,129,423
Jyske Bank A/S, Registered(a)	4,380	308,678
Novo Nordisk A/S	221,173	21,337,932
Pandora A/S	32,000	3,629,456
Sydbank A/S	55,068	2,392,135
		34,470,846
Finland — 1.1%
Kesko OYJ, Class B	70,841	1,198,027
Kone OYJ, Class B	15,441	668,647
Nokia OYJ	81,387	271,074
Nordea Bank Abp, New	507,794	5,350,341
Orion OYJ, Class B	62,572	2,489,459
		9,977,548
France — 10.5%
Air Liquide SA	1,165	199,625
ArcelorMittal SA	34,897	772,174
AXA SA	4,059	120,270
BNP Paribas SA	107,333	6,172,078
Bollore SE	103,719	566,207
Bouygues SA	82,253	2,893,579
Capgemini SE	7,358	1,300,371
Carrefour SA	128,975	2,261,120
Christian Dior SE, NVS	4,642	3,209,436
Cie. de Saint-Gobain	51,297	2,792,309
Credit Agricole SA	336,410	4,062,115
Danone SA	1,846	109,819
Dassault Systemes SE	44,284	1,824,207
Edenred.	5,523	293,997
Eiffage SA	20,819	1,889,336
Engie SA	139,674	2,221,499
EssilorLuxottica SA	1,724	312,188
Hermes International	553	1,031,801
Kering SA	6,471	2,631,765
Klepierre SA	11,584	281,303
La Francaise des Jeux SAEM(b)	94,788	3,057,570
Legrand SA	9,905	856,846
L’Oreal SA	17,286	7,265,832
LVMH Moet Hennessy Louis Vuitton SE	14,098	10,093,186
Orange SA	186,188	2,189,951
Pernod Ricard SA	5,402	959,267
Publicis Groupe SA	50,750	3,864,272
Renault SA	11,288	396,031
Rexel SA	65,736	1,342,512
Sanofi	64,369	5,845,107
Schneider Electric SE	22,084	3,397,785
SES SA, Class A	32,866	191,756
Societe Generale SA	96,500	2,168,526
Sodexo SA	1,587	167,950

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
TotalEnergies SE	138,930	$9,288,512
Unibail-Rodamco-Westfield, New(a)	105,065	5,205,885
Vinci SA	16,289	1,801,147
Vivendi SE	138,647	1,243,317
		94,280,651
Germany — 4.7%
adidas AG	940	167,139
AIXTRON SE	41,984	1,179,782
Allianz SE, Registered	14,790	3,464,447
BASF SE	19,536	902,703
Bayer AG, Registered	19,663	849,610
Bayerische Motoren Werke AG	27,569	2,564,036
Commerzbank AG	201,887	2,177,463
Deutsche Bank AG, Registered	28,601	314,741
Deutsche Boerse AG	15,042	2,475,861
Deutsche Post AG, Registered	69,947	2,730,975
Deutsche Telekom AG, Registered	150,418	3,264,622
E.ON SE	85,424	1,016,385
GEA Group AG	37,759	1,291,373
Hannover Rueck SE	505	111,511
HelloFresh SE(a)	16,172	353,733
Hugo Boss AG	23,333	1,364,630
Mercedes-Benz Group AG	77,175	4,540,533
Merck KGaA	3,880	586,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,318	2,936,772
RWE AG	6,530	249,873
SAP SE	44,802	6,009,397
Siemens AG, Registered	20,445	2,713,028
Wacker Chemie AG	7,869	965,708
		42,230,351
Hong Kong — 1.8%
AIA Group Ltd.	552,200	4,795,196
CK Asset Holdings Ltd.	220,500	1,102,130
CK Hutchison Holdings Ltd.	313,500	1,587,026
HKT Trust & HKT Ltd., Class SS	71,000	73,541
Hong Kong Exchanges & Clearing Ltd.	52,700	1,843,585
Jardine Matheson Holdings Ltd.	34,300	1,389,874
PCCW Ltd.	727,000	355,821
SITC International Holdings Co. Ltd.	514,000	791,768
Swire Properties Ltd.	771,000	1,492,815
WH Group Ltd.(b)	2,824,000	1,686,586
Wharf Real Estate Investment Co. Ltd.	195,000	682,117
		15,800,459
Ireland — 0.7%
AIB Group PLC	1,119,957	4,862,318
Bank of Ireland Group PLC	173,117	1,551,425
		6,413,743
Italy — 2.7%
A2A SpA	1,572,788	2,952,112
Banco BPM SpA	33,516	171,479
BPER Banca	845,593	2,751,685
Brunello Cucinelli SpA	4,223	339,689
Enel SpA	320,262	2,032,889
Eni SpA	260,913	4,265,318
Hera SpA	79,473	223,565
Intesa Sanpaolo SpA	460,813	1,200,782
Italgas SpA	258,693	1,314,628
Mediobanca Banca di Credito Finanziario SpA	52,145	622,895
Poste Italiane SpA(b)	84,125	832,858
Snam SpA	393,172	1,802,906
Security	Shares	Value

Italy (continued)
Stellantis NV	99,954	$1,867,375
Terna - Rete Elettrica Nazionale	119,763	917,029
UniCredit SpA	128,701	3,226,484
		24,521,694
Japan — 24.2%
Advance Residence Investment Corp.	207	450,060
Advantest Corp.	25,000	643,965
Ajinomoto Co. Inc.	32,100	1,172,378
Amada Co. Ltd.	19,700	191,099
Asics Corp.	52,700	1,669,377
Astellas Pharma Inc.	180,500	2,283,301
Bandai Namco Holdings Inc.	34,100	706,501
BayCurrent Consulting Inc.	28,500	715,542
BIPROGY Inc.	61,000	1,521,479
Canon Inc.	26,100	617,022
Capcom Co. Ltd.	82,600	2,658,838
Chubu Electric Power Co. Inc.	97,100	1,173,371
Chugai Pharmaceutical Co. Ltd.	52,900	1,568,832
Cosmo Energy Holdings Co. Ltd.	38,100	1,393,736
Dai Nippon Printing Co. Ltd.	82,700	2,157,416
Daicel Corp.	78,400	666,688
Dai-ichi Life Holdings Inc.	104,800	2,213,902
Daiichi Sankyo Co. Ltd.	130,800	3,372,572
Daikin Industries Ltd.	2,400	346,029
Daiwa Securities Group Inc.	19,900	114,753
Dentsu Group Inc.	18,600	540,255
Disco Corp.	7,700	1,359,812
Ebara Corp.	38,600	1,709,345
Eisai Co. Ltd.	4,900	259,594
Fast Retailing Co. Ltd.	11,300	2,501,779
Frontier Real Estate Investment Corp.	517	1,546,674
Fuji Electric Co. Ltd.	12,100	460,703
FUJIFILM Holdings Corp.	24,400	1,334,625
Fujikura Ltd.	287,100	2,061,984
Fujitsu Ltd.	12,400	1,606,388
Fuyo General Lease Co. Ltd.	1,400	113,821
Goldwin Inc.	6,500	410,520
Hachijuni Bank Ltd. (The)	357,900	2,038,286
Hirose Electric Co. Ltd.	2,100	237,928
Hitachi Ltd.	52,100	3,302,441
Honda Motor Co. Ltd.	300,700	3,081,806
Hoya Corp.	31,600	3,042,088
Ibiden Co. Ltd.	1,800	76,746
IHI Corp.	13,700	262,933
Inpex Corp.	10,800	156,717
Internet Initiative Japan Inc.	146,000	2,359,155
Isetan Mitsukoshi Holdings Ltd.	84,900	957,754
ITOCHU Corp.	111,900	4,030,753
Japan Post Bank Co. Ltd.	149,200	1,382,965
Japan Post Holdings Co. Ltd.	266,100	2,355,305
Japan Post Insurance Co. Ltd.	197,300	3,799,223
Japan Real Estate Investment Corp.	804	2,986,314
Japan Tobacco Inc.	5,700	132,689
Kagome Co. Ltd.	61,700	1,283,567
Kamigumi Co. Ltd.	69,500	1,409,915
KDDI Corp.	58,400	1,747,020
Keyence Corp.	7,300	2,825,965
Kikkoman Corp.	5,600	318,611
Kirin Holdings Co. Ltd.	15,300	215,016
Koei Tecmo Holdings Co. Ltd.	59,400	775,625
Konami Group Corp.	22,800	1,181,088
LaSalle Logiport REIT	1,314	1,288,668

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lawson Inc.	18,300	$881,587
Macnica Holdings Inc.	49,200	1,998,968
Marubeni Corp.	64,500	943,105
Maruichi Steel Tube Ltd.	77,200	1,915,823
Mazda Motor Corp.	23,800	230,051
Mitsubishi Corp.	72,400	3,374,966
Mitsubishi Estate Co. Ltd.	81,800	1,047,066
Mitsubishi Gas Chemical Co. Inc.	17,900	241,934
Mitsubishi Heavy Industries Ltd.	39,900	2,055,036
Mitsubishi Logistics Corp.	22,100	578,134
Mitsubishi UFJ Financial Group Inc.	571,100	4,791,042
Mitsui & Co. Ltd.	61,400	2,231,532
Mitsui Chemicals Inc.	3,500	88,216
Mizuho Financial Group Inc.	65,500	1,112,084
MS&AD Insurance Group Holdings Inc.	95,100	3,484,513
Nihon Kohden Corp.	11,500	271,616
Nintendo Co. Ltd.	115,000	4,751,158
Nippon Accommodations Fund Inc.	329	1,325,474
Nippon Express Holdings Inc.	73,400	3,772,421
Nippon Gas Co. Ltd.	119,900	1,802,036
Nippon Telegraph & Telephone Corp.	6,304,500	7,418,976
Nissan Chemical Corp.	43,200	1,761,919
Nissan Motor Co. Ltd.	270,100	1,039,340
Nissin Foods Holdings Co. Ltd.	11,200	974,497
Nitto Denko Corp.	19,000	1,229,409
NOF Corp.	10,100	398,454
Nomura Holdings Inc.	756,100	2,921,121
Nomura Real Estate Holdings Inc.	121,900	2,847,106
Nomura Research Institute Ltd.	108,400	2,845,493
Olympus Corp.	153,500	2,050,046
Omron Corp.	2,100	75,237
ORIX Corp.	148,400	2,698,852
Osaka Gas Co. Ltd.	62,700	1,182,382
Panasonic Holdings Corp.	65,000	570,277
Persol Holdings Co. Ltd.	595,400	892,751
Recruit Holdings Co. Ltd.	79,200	2,270,878
Rohto Pharmaceutical Co. Ltd.	23,300	543,619
Sanken Electric Co. Ltd.	2,800	139,261
Sanrio Co. Ltd.	52,600	2,239,891
Sanwa Holdings Corp.	126,800	1,710,817
SBI Holdings Inc.	123,500	2,657,094
SCREEN Holdings Co. Ltd.	17,200	799,665
SCSK Corp.	128,600	2,195,235
Sega Sammy Holdings Inc.	61,000	954,014
Seiko Epson Corp.	26,300	365,127
Sekisui House Ltd.	46,100	902,765
Seven & i Holdings Co. Ltd.	5,700	208,841
Shimadzu Corp.	19,700	465,832
Shimamura Co. Ltd.	11,600	1,144,801
Shin-Etsu Chemical Co. Ltd.	50,800	1,519,091
Shionogi & Co. Ltd.	9,600	447,020
SHO-BOND Holdings Co. Ltd.	48,400	1,906,139
SMC Corp.	700	323,234
Socionext Inc.	20,900	2,038,524
SoftBank Corp.	115,900	1,310,465
Sohgo Security Services Co. Ltd.	411,800	2,411,589
Sompo Holdings Inc.	34,500	1,494,538
Sony Group Corp.	54,000	4,489,498
Sumitomo Heavy Industries Ltd.	8,500	194,563
Sumitomo Mitsui Financial Group Inc.	66,600	3,210,651
Sumitomo Mitsui Trust Holdings Inc.	7,200	269,977
Sumitomo Realty & Development Co. Ltd.	10,700	268,505
Security	Shares	Value

Japan (continued)
T&D Holdings Inc.	78,500	$1,400,379
Takashimaya Co. Ltd.	38,900	529,007
TIS Inc.	85,300	1,826,685
Tokio Marine Holdings Inc.	135,100	3,022,487
Tokyo Electron Ltd.	21,500	2,840,960
Tokyo Gas Co. Ltd.	26,400	592,869
Tokyo Ohka Kogyo Co. Ltd.	22,800	1,317,401
Tokyo Tatemono Co. Ltd.	174,300	2,314,411
Toppan Inc.	48,800	1,125,517
Toyota Motor Corp.	553,100	9,675,787
Trend Micro Inc.	18,900	712,239
Ulvac Inc.	40,400	1,389,322
USS Co. Ltd.	15,500	270,923
Yakult Honsha Co. Ltd.	44,800	1,055,709
Yamada Holdings Co. Ltd.	104,600	330,805
Yamato Kogyo Co. Ltd.	49,100	2,352,419
Zensho Holdings Co. Ltd.	51,000	2,680,653
		216,512,768
Netherlands — 4.8%
ABN AMRO Bank NV, CVA(b)	80,402	1,082,903
Adyen NV(a)(b)	2,871	1,936,449
Akzo Nobel NV	23,341	1,565,824
ASM International NV	4,510	1,861,187
ASML Holding NV	22,722	13,658,659
ASR Nederland NV	51,120	1,907,720
BE Semiconductor Industries NV	12,801	1,322,339
ING Groep NV	185,418	2,377,156
Koninklijke Ahold Delhaize NV	204,132	6,044,713
Koninklijke KPN NV	323,379	1,086,934
NN Group NV	71,818	2,303,375
OCI NV	132,843	3,095,346
QIAGEN NV(a)	12,306	458,621
Randstad NV	32,858	1,701,543
Signify NV(b)	52,314	1,356,127
Universal Music Group NV	34,555	846,211
		42,605,107
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	57,146	692,832
Fletcher Building Ltd.	807,828	2,035,893
Mainfreight Ltd.(c)	10,390	346,799
Meridian Energy Ltd.	325,367	916,351
Spark New Zealand Ltd.	193,156	560,755
		4,552,630
Norway — 1.1%
DNB Bank ASA	97,986	1,767,848
Equinor ASA	32,033	1,073,849
Gjensidige Forsikring ASA	5,230	78,433
Kongsberg Gruppen ASA	38,997	1,593,015
Norsk Hydro ASA	128,059	730,283
Orkla ASA	274,386	1,891,204
Telenor ASA	117,921	1,205,435
Yara International ASA	35,447	1,159,894
		9,499,961
Poland — 0.2%
LPP SA(c)	528	1,700,931

Portugal — 0.3%
Galp Energia SGPS SA	75,866	1,142,144
Jeronimo Martins SGPS SA	48,540	1,119,084
		2,261,228

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 1.8%
ComfortDelGro Corp. Ltd.	1,552,700	$1,499,696
DBS Group Holdings Ltd.	38,400	922,495
Jardine Cycle & Carriage Ltd.	45,600	939,350
NetLink NBN Trust	2,908,600	1,763,649
Oversea-Chinese Banking Corp. Ltd.	183,800	1,704,030
Sembcorp Industries Ltd.	923,500	3,098,255
Singapore Technologies Engineering Ltd.	189,700	520,775
STMicroelectronics NV , New	35,489	1,352,853
United Overseas Bank Ltd.	115,800	2,284,119
Wilmar International Ltd.	278,600	724,300
Yangzijiang Shipbuilding Holdings Ltd.(c)	1,374,900	1,457,371
		16,266,893
Spain — 2.2%
Acciona SA	19,602	2,471,295
Banco Bilbao Vizcaya Argentaria SA	390,017	3,068,353
Banco de Sabadell SA	2,176,054	2,705,692
Banco Santander SA	117,379	431,712
Bankinter SA	31,239	197,539
CaixaBank SA	112,304	456,576
Endesa SA	87,463	1,645,587
Iberdrola SA	212,877	2,367,622
Naturgy Energy Group SA	8,729	246,984
Redeia Corp. SA	6,608	103,051
Repsol SA	301,501	4,414,622
Telefonica SA	413,869	1,598,626
		19,707,659
Sweden — 2.2%
Assa Abloy AB, Class B	7,799	166,236
Axfood AB	109,380	2,418,447
Billerud AB	37,712	350,367
Getinge AB, Class B	29,482	530,768
H & M Hennes & Mauritz AB, Class B	159,390	2,141,351
Husqvarna AB, Class B	82,463	534,340
Kindred Group PLC	185,887	1,521,826
Kinnevik AB, Class B(a)	211,330	1,806,979
Sandvik AB	24,346	414,686
Skandinaviska Enskilda Banken AB, Class A	144,561	1,613,230
SSAB AB, Class B	499,183	2,896,034
Svenska Handelsbanken AB, Class A	48,220	411,109
Swedbank AB, Class A	54,075	888,091
Telefonaktiebolaget LM Ericsson, Class B	417,027	1,868,168
Telia Co. AB	77,814	164,961
Thule Group AB(b)	6,388	145,401
Volvo AB, Class B	91,721	1,817,469
		19,689,463
Switzerland — 8.1%
ABB Ltd., Registered	48,631	1,633,890
Accelleron Industries AG, NVS	3,508	86,645
Adecco Group AG, Registered	49,663	1,879,424
Alcon Inc.	32,696	2,340,253
Bucher Industries AG, Registered	6,657	2,376,324
Cie. Financiere Richemont SA, Class A, Registered	35,380	4,173,972
Coca-Cola HBC AG, Class DI	116,992	3,037,306
Galenica AG(b)	6,578	496,960
Julius Baer Group Ltd.	17,836	1,056,992
Kuehne + Nagel International AG, Registered	11,908	3,211,154
Logitech International SA, Registered.	5,513	433,936
Nestle SA, Registered	148,342	15,997,012
Novartis AG, Registered	129,906	12,161,742
PSP Swiss Property AG, Registered	15,314	1,884,222
Roche Holding AG, NVS	35,128	9,052,822
Security	Shares	Value

Switzerland (continued)
SGS SA	14,688	$1,199,578
Sonova Holding AG, Registered	4,091	969,621
Straumann Holding AG	11,107	1,312,671
Swiss Life Holding AG, Registered	935	600,532
Swiss Re AG	12,344	1,348,740
Swisscom AG, Registered	244	146,202
UBS Group AG, Registered	283,228	6,654,846
Zurich Insurance Group AG	285	135,373
		72,190,217
United Kingdom — 12.7%
3i Group PLC	96,335	2,271,346
Anglo American PLC	95,243	2,426,751
AstraZeneca PLC	66,291	8,299,872
B&M European Value Retail SA	140,946	907,374
BAE Systems PLC	187,957	2,527,338
Balfour Beatty PLC	604,331	2,271,178
Barclays PLC	534,600	858,058
Barratt Developments PLC	93,989	474,005
BP PLC	1,053,188	6,430,779
British American Tobacco PLC	39,984	1,194,418
Bunzl PLC.	9,743	347,593
Burberry Group PLC	114,620	2,362,324
Centrica PLC	508,758	973,914
CNH Industrial NV	104,089	1,153,512
Computacenter PLC	3,608	112,850
Diageo PLC	113,464	4,290,752
Dowlais Group PLC	1,392,364	1,695,181
Drax Group PLC	154,476	793,464
Glencore PLC	725,327	3,841,929
Grafton Group PLC	146,548	1,373,496
Greggs PLC	62,577	1,802,602
GSK PLC	234,114	4,173,494
Howden Joinery Group PLC	219,960	1,708,232
HSBC Holdings PLC	709,651	5,123,975
IG Group Holdings PLC	32,794	254,763
IMI PL	95,415	1,704,020
Imperial Brands PLC	104,757	2,231,760
Inchcape PLC	316,325	2,564,596
Indivior PLC, NVS(a)	108,721	2,081,282
Intermediate Capital Group PLC	99,878	1,590,156
International Distributions Services PLC(a)	733,911	2,253,272
Investec PLC	437,173	2,423,540
JD Sports Fashion PLC	915,927	1,424,115
Kingfisher PLC	644,094	1,644,704
Land Securities Group PLC	30,443	211,022
Legal & General Group PLC	440,894	1,135,964
Lloyds Banking Group PLC	1,109,656	540,068
M&G PLC	147,474	356,125
Man Group PLC/Jersey	1,163,576	3,110,979
Marks & Spencer Group PLC(a)	140,698	371,525
Next PLC	24,160	2,025,632
Pearson PLC	83,548	967,129
Persimmon PLC	22,312	276,312
QinetiQ Group PLC	276,183	1,111,122
Reckitt Benckiser Group PLC	20,964	1,402,637
Rentokil Initial PLC	74,430	379,034
Rightmove PLC	201,602	1,162,564
Rio Tinto PLC	63,507	4,051,775
RS GROUP PLC	43,797	361,431
Safestore Holdings PLC	15,883	132,170
Sage Group PLC (The)	157,761	1,863,758
Serco Group PLC	126,637	220,107

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Shell PLC(c)	306,387	$10,008,938
Softcat PLC	31,638	486,448
Tesco PLC	87,144	285,968
Unilever PLC	55,937	2,649,211
Vodafone Group PLC	3,266,433	3,006,874
Wise PLC, Class A(a)	24,223	196,878
WPP PLC	206,312	1,776,598
		113,676,914

Total Common Stocks — 98.4%
(Cost: $910,130,758)		880,826,123

Preferred Stocks

Germany — 0.8%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	69,216	6,066,438
Volkswagen AG, Preference Shares, NVS	9,297	985,953
		7,052,391

Total Preferred Stocks — 0.8%
(Cost: $8,416,497)		7,052,391

Warrants

Canada — 0.0%
Constellation Software Inc., Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	1,793	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.2%
(Cost: $918,547,255)		887,878,514
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	14,093,578	$14,099,216
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	120,000	120,000

Total Short-Term Securities — 1.6%
(Cost: $14,218,991)		14,219,216

Total Investments — 100.8%
(Cost: $932,766,246)		902,097,730

Liabilities in Excess of Other Assets — (0.8)%		(7,050,312)

Net Assets — 100.0%		$895,047,418

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$847,379	$13,251,569	(a)	$—	$432	$(164)	$14,099,216	14,093,578	$14,134	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	0	(a)	—	—	—	120,000	120,000	1,343		—
					$432	$(164)	$14,219,216		$15,477		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	12	12/07/23	$1,808	$(29,609)
Euro STOXX 50 Index	58	12/15/23	2,504	(79,206)
FTSE 100 Index	17	12/15/23	1,517	(44,321)
SPI 200 Index	9	12/21/23	972	(43,700)
				$(196,836)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$71,757,405	$809,068,718	$—	$880,826,123
Preferred Stocks	—	7,052,391	—	7,052,391
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	14,219,216	—	—	14,219,216
	$85,976,621	$816,121,109	$—	$902,097,730
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(196,836)	$—	$(196,836)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares